Income Tax (Details) - Schedule of income tax provision - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of income tax provision [Abstract]
Current	$ 312,446
Deferred	19,422	(94,557)
Current
Deferred
Change in valuation allowance	99,764	94,557
Income tax provision	$ 431,632